OTHER ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	September 30, 2025	December 31, 2024

Tax liabilities	$43,748	$66,456
Accrued Royalty - Globrands LLC	781,253	854,498
Other	1,770,867	1,855,054
Total	$2,595,868	$2,776,008

Accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023

Tax liabilities	$66,456	$37,228
Accrued Royalty - Globrands LLC	854,498	1,092,915
Other	1,855,054	1,759,246
Total	$2,776,008	$2,889,389

SCHEDULE OF ACCRUED PAYROLL AND COMPENSATION LIABILITIES

Accrued payroll and compensation liabilities consist of the following:

	September 30, 2025	December 31, 2024

Director fees	$140,000	$135,000
Bonus expenses	129,358	121,858
Commissions	2,148	2,148
Consulting	383,833	412,322
Administrative payroll	4,947,150	4,710,221
Total	$5,602,489	$5,381,549

Accrued payroll and compensation liabilities consist of the following:

	December 31, 2024	December 31, 2023

Director fees	$135,000	$135,000
Bonus expenses	121,858	121,858
Commissions	2,148	2,148
Consulting	412,322	438,822
Administrative payroll	4,710,221	4,369,385
Total	$5,381,549	$5,067,213